Stockholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholder's Deficit Paragrah [Abstract]
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 2
Preferred Stock, Shares Issued upon Conversion	0
Preferred Stock, Redemption Price Per Share	$ 50
Preferred Stock, Shares Authorized	600,000
Preference Stock, Dividend Rate, Per-Dollar-Amount	$ 2.12	$ 2.12
Preference Stock, Shares Issued upon Conversion	0
Preference Stock Shares Authorized	5,000,000
Preference Stock, Redemption Price Per Share	$ 28
Common Stock, Shares Authorized	480,000,000	480,000,000
Common Stock, Shares, Issued	323,337,912	323,337,912
Common Stock, Capital Shares Reserved for Issuance Under Dividend Reinvestment And Other Plans	39,810,385
Preferred Stock
Shareholder's Deficit Paragrah [Abstract]
Shares, Outstanding	74	85
Preference Stock
Shareholder's Deficit Paragrah [Abstract]
Shares, Outstanding	21,838	23,928
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Shares, Outstanding	202,082,522	200,884,047	199,751,070	203,431,002
Repurchase of common stock			(4,692,200)
Issuance of common stock	1,163,668	1,118,089	963,448
Conversions to common stock	34,807	14,888	48,820
Shareholder's Deficit Paragrah [Abstract]
Common Stock, Shares, Issued	323,337,912
Treasury Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Shares, Outstanding	121,255,390	122,453,865	123,586,842	119,906,910
Repurchase of common stock			4,692,200
Issuance of common stock	(1,163,668)	(1,118,089)	(963,448)
Conversions to common stock	(34,807)	(14,888)	(48,820)